Leases - Schedule of The Future Minimum Operating Lease Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 3,799
2023	4,076
2024	3,984
2025	3,728
2026	3,790
Thereafter	21,636
Total lease payments	41,013
Less imputed interest	(10,328)
Total	$ 30,685